Stock-Based Compensation - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 22, 2021	May 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 21, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement expense			$ 2,798	$ 9,991	$ 12,452	$ 3,191
Southern Airways Corporation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment arrangement expense					0	220
Share-Based Payment Arrangement | Southern Airways Corporation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested number of shares	10,020
Fair value of common stcok	21.98%
Share-based payment arrangement expense					0	220
un-recognized share-based compensation expense						0	$ 0
Restricted Stock | Southern Airways Corporation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of common stcok	21.98%	118.15%
Share-based payment arrangement expense					0	0
un-recognized share-based compensation expense					$ 956	$ 956
Number of shares issued during the period related to Restricted Stock Awards	956,000	5,100
Value of stock related to Restricted Stock Awards issued during the period	$ 43,500